Fair value of financial instruments - Hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Hierarchy for financial instruments measured at fair value on a recurring basis
Short-term investments	$ 18,448	$ 15,430
Derivative liability (see Note 8)	1,660
Recurring basis | Fair Value
Hierarchy for financial instruments measured at fair value on a recurring basis
Cash and cash equivalents	31,969	24,352
Short-term investments	18,448	15,430
Earnout liability	170	232
Derivative liability (see Note 8)	1,660
Financial instruments measured at fair value on a recurring basis	52,247	40,014
Recurring basis | Fair Value | Level 1
Hierarchy for financial instruments measured at fair value on a recurring basis
Cash and cash equivalents	31,969	17,917
Financial instruments measured at fair value on a recurring basis	31,969	17,917
Recurring basis | Fair Value | Level 2
Hierarchy for financial instruments measured at fair value on a recurring basis
Cash and cash equivalents		6,435
Short-term investments	18,448	15,430
Financial instruments measured at fair value on a recurring basis	18,448	21,865
Recurring basis | Fair Value | Level 3
Hierarchy for financial instruments measured at fair value on a recurring basis
Earnout liability	170	232
Derivative liability (see Note 8)	1,660
Financial instruments measured at fair value on a recurring basis	$ 1,830	$ 232